DUE TO BANKS AND CORRESPONDENTS, Item Consists of Due to Banks and Correspondents (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	S/ 5,821,219	S/ 7,362,734
COFIDE and FONCODES credit line	4,550,610	4,389,433
Inter-bank funds	350,000	324,400
Due to banks and correspondents	10,721,829	12,076,567
Interest payable	32,556	202,114
Total	S/ 10,754,385	S/ 12,278,681